Mandatory Convertible Debentures (Tables) - DevvStream Corp [Member]	12 Months Ended
Jul. 31, 2025
Mandatory Convertible Debentures (Tables) [Line Items]
Schedule of Mandatory Convertible Debentures

Continuity of the Company’s mandatory convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	100,000
Change in fair value of mandatory convertible debentures	27,500
Balance as at July 31, 2024	$127,500
Change in fair value of mandatory convertible debentures	(70,500)
Conversion of debentures	(57,000)
Balance as at July 31, 2025	$—

Schedule of Black-Scholes Option Pricing Model	The fair value of the shares were valued using a share price of $3.40 and the warrants using the Black-Scholes option pricing model (Note 13).
As at July 31, 2024
Probability of De-SPAC Transaction closing by maturity date	85%
Risk-free interest rate	4.42%
Expected term (years)	0.19
Expected annual volatility for the Company	92.5%
Expected annual volatility for Focus Impact	2.5%
Common conversion ratio	0.083
Foreign exchange rate	0.7242